The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — March 31, 2021 (Unaudited)

Shares
	COMMON STOCKS — 98.7%
	Aerospace and Defense — 1.2%
5,000	Aerojet Rocketdyne Holdings Inc.	$234,800
1,600	L3Harris Technologies Inc.	324,288
6,000	Ultra Electronics Holdings plc	167,748

		726,836

	Automotive — 0.9%
5,000	Traton SE	134,861
1,000	Volkswagen AG.	362,599

		497,460

	Automotive: Parts and Accessories — 1.7%
18,000	Dana Inc.	437,940
2,000	Genuine Parts Co.	231,180
700	Linamar Corp.	41,269
33,000	Uni-Select Inc.†	238,171
1,000	Veoneer Inc.†	24,480

		973,040

	Aviation: Parts and Services — 0.3%
32,000	Signature Aviation plc†	178,358

	Broadcasting — 1.1%
20,000	Sinclair Broadcast Group Inc., Cl. A	585,200
1,500	ViacomCBS Inc., Cl. A	70,755

		655,955

	Building and Construction — 3.4%
333	Arcosa Inc.	21,675
500	Chofu Seisakusho Co. Ltd.	9,813
16,000	GCP Applied Technologies Inc.†	392,640
10,000	Herc Holdings Inc.†	1,013,300
6,000	Johnson Controls International plc	358,020
1,600	Lennar Corp., Cl. B	131,744
200	Sika AG	57,134

		1,984,326

	Business Services — 1.5%
17,000	JCDecaux SA†.	428,622
11,500	Matthews International Corp., Cl. A	454,825

		883,447

	Cable and Satellite — 2.0%
514	DISH Network Corp., Cl. A†	18,607
800	EchoStar Corp., Cl. A†	19,200
4,000	Liberty Global plc, Cl. A†.	102,640
2,000	Liberty Global plc, Cl. C†.	51,080
8,000	Liberty Latin America Ltd., Cl. A†	102,640
595	Liberty Latin America Ltd., Cl. C†	7,723
19,000	Rogers Communications Inc., Cl. B	875,900

		1,177,790

	Computer Software and Services — 0.9%
1,777	AVEVA Group plc	83,831

Shares		Market Value
28,000	Hewlett Packard Enterprise Co.	$440,720

		524,551

	Consumer Products — 7.4%
3,500	Energizer Holdings Inc.	166,110
21,000	Essity AB, Cl. A	663,655
13,034	Hunter Douglas NV†	1,027,150
2,000	L’Oreal SA.	766,477
2,000	Salvatore Ferragamo SpA†	38,371
12,000	Scandinavian TobacCo.Group A/S	230,229
4,500	Svenska Cellulosa AB SCA, Cl. A†	80,175
10,000	Swedish Match AB	780,677
6,200	Terminix Global Holdings Inc.†	295,554
7,000	Unicharm Corp.	293,655

		4,342,053

	Consumer Services — 1.3%
12,000	Ashtead Group plc.	715,824
200	Boyd Group Services Inc.	33,889

		749,713

	Diversified Industrial — 7.6%
600	Aker ASA, Cl. A	45,913
11,571	Ampco-Pittsburgh Corp.†	78,104
8,100	Ardagh Group SA.	205,821
9,000	Bouygues SA	360,851
1,000	Crane Co.	93,910
16,000	EnPro Industries Inc.	1,364,320
200	Hyster-Yale Materials Handling Inc.	17,424
7,000	Jardine Matheson Holdings Ltd.	457,730
17,000	Jardine Strategic Holdings Ltd.	561,340
3,500	Macquarie Infrastructure Corp.	111,335
14,500	Myers Industries Inc.	286,520
11,000	Nilfisk Holding A/S†	335,380
500	Park-Ohio Holdings Corp.	15,745
1,400	Sulzer AG	157,456
5,000	Textron Inc.	280,400
3,000	Trinity Industries Inc.	85,470

		4,457,719

	Electronics — 10.2%
30,000	Sony Group Corp.	3,141,567
26,500	Sony Group Corp., ADR	2,809,265

		5,950,832

	Energy and Energy Services — 1.6%
4,000	BP plc, ADR	97,400
12,000	Landis+Gyr Group AG	807,491

		904,891

	Energy and Utilities — 3.7%
7,500	CameCo.Corp.	124,575
600	Cheniere Energy Inc.†	43,206
7,000	National Fuel Gas Co.	349,930

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
15,000	National Grid plc, ADR	$888,600
11,000	Royal Dutch Shell plc, Cl. B	202,447
18,000	Severn Trent plc	572,229

		2,180,987

	Entertainment — 3.2%
9,000	Discovery Inc., Cl. A†	391,140
1,000	Discovery Inc., Cl. C†	36,890
36,000	Grupo Televisa SAB, ADR†.	318,960
25,000	International Game Technology plc†	401,250
120,000	ITV plc†	198,767
15,000	Vivendi SE	492,534

		1,839,541

	Equipment and Supplies — 1.4%
4,500	GraCo Inc.	322,290
12,000	Mueller Industries Inc.	496,200

		818,490

	Financial Services — 10.8%
1,000	American Express Co.	141,440
4,000	American International Group Inc.	184,840
3,000	Bank of America Corp.	116,070
3	Berkshire Hathaway Inc., Cl. A†	1,157,106
6,000	Citigroup Inc.	436,500
3,200	Comerica Inc.	229,568
8,000	Deutsche Bank AG†	96,000
5,000	EXOR NV.	421,820
27,000	FinecoBank Banca FineCo SpA†	441,856
80,000	GAM Holding AG†	210,591
1,600	Julius Baer Group Ltd.	102,316
15,800	Kinnevik AB, Cl. A	817,729
5,000	Morgan Stanley	388,300
35,000	Resona Holdings Inc.	146,923
2,500	State Street Corp.	210,025
1,000	T. Rowe Price Group Inc.	171,600
10,000	The Bank of New York Mellon Corp.	472,900
1,500	The PNC Financial Services Group Inc.	263,115
7,000	UBS Group AG	108,710
5,000	Wells Fargo & Co.	195,350

		6,312,759

	Food and Beverage — 17.7%
2,000	Campbell Soup Co.	100,540
7,500	Chr. Hansen Holding A/S†	681,512
7,500	Danone SA	514,522
70,000	Davide Campari-Milano NV	784,114
6,000	Diageo plc, ADR	985,260
4,000	Fomento Economico Mexicano SAB de CV, ADR	301,320
2,000	Heineken NV	205,504
2,500	Kellogg Co.	158,250

Shares		Market Value
4,000	Kerry Group plc, Cl. A	$503,323
10,600	Kikkoman Corp.	630,878
5,000	Maple Leaf Foods Inc., Toronto	113,989
3,000	McCormick & Co. Inc., Cl. V	267,360
3,000	McCormick & Co. Inc., Non-Voting	267,480
14,000	Nestlé SA	1,560,345
3,500	Pernod Ricard SA	656,917
12,100	Remy Cointreau SA	2,234,873
6,000	The Kraft Heinz Co.	240,000
1,500	Yakult Honsha Co. Ltd.	75,864
300,000	Yashili International Holdings Ltd.†	25,855

		10,307,906

	Health Care — 3.3%
20,000	Achaogen Inc.†.	518
4,000	Bristol-Myers Squibb Co.	252,520
10,000	Clovis Oncology Inc.†	70,200
8,000	Cutera Inc.†	240,400
700	ICU Medical Inc.†	143,808
4,666	Idorsia Ltd.†	125,098
1,600	Johnson & Johnson	262,960
2,500	Patterson Cos. Inc.	79,875
6,000	Pfizer Inc.	217,380
5,000	Roche Holding AG, ADR	202,800
25,000	Viatris Inc.†	349,250

		1,944,809

	Hotels and Gaming — 2.6%
225,000	Mandarin Oriental International Ltd.†	400,500
190,000	The Hongkong & Shanghai Hotels Ltd.	188,922
220,000	William Hill plc†	824,954
800	Wynn Resorts Ltd.†	100,296

		1,514,672

	Machinery — 4.5%
100,000	CNH Industrial NV, Borsa Italiana†	1,547,378
50,000	CNH Industrial NV, New York†	782,000
1,200	Mueller Water Products Inc., Cl. A	16,668
2,666	NKT A/S†	115,916
16,000	Twin Disc Inc.†	152,960

		2,614,922

	Publishing — 0.9%
27,000	The E.W. Scripps Co., Cl. A	520,290

	Retail — 0.5%
2,600	Nathan’s Famous Inc.	164,034
2,000	Walgreens Boots Alliance Inc.	109,800

		273,834

	Specialty Chemicals — 1.0%
700	Ashland Global Holdings Inc.	62,139
3,000	International Flavors & Fragrances Inc.	418,830
200	The Chemours Co.	5,582

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
4,000	Valvoline Inc.	$104,280

		590,831

	Telecommunications — 5.4%
11,000	Deutsche Telekom AG	221,488
17,000	Deutsche Telekom AG, ADR	344,080
50,000	Koninklijke KPN NV	169,690
1,600	Lumen Technologies Inc.	21,360
60,000	Pharol SGPS SA†.	8,232
3,000	Proximus SA	65,296
125,000	Sistema PJSC FC, GDR	1,130,000
63,000	Telefonica Deutschland Holding AG	184,700
100,000	VEON Ltd., ADR†	177,000
3,000	Verizon Communications Inc.	174,450
35,000	Vodafone Group plc, ADR.	645,050

		3,141,346

	Wireless Communications — 2.6%
15,000	Millicom International Cellular SA, SDR†	577,091
7,500	T-Mobile US Inc.†	939,675

		1,516,766

	TOTAL COMMON STOCKS	57,584,124

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
8,000	Ampco-Pittsburgh Corp., expire 08/01/25†	10,560

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 1.3%
$746,000	U.S. Treasury Bills, 0.020% to 0.035%††, 05/06/21 to 06/10/21	$745,986

	TOTAL INVESTMENTS — 100.0% (Cost $39,221,901)	$58,340,670

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
Europe	47.5%	$27,704,965
United States	34.0	19,845,320
Japan	12.2	7,107,965
Asia/Pacific	2.8	1,634,347
Canada	2.4	1,427,793
Latin America	1.1	620,280

	100.0%	$58,340,670

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